Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 19, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255966
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset Absolute Return ETF
Accumulated Value		$ 10,076	$ 10,000	$ 10,268	$ 10,168	$ 10,183	$ 10,026	$ 10,110	$ 10,292	$ 10,284	$ 10,470	$ 10,765	$ 10,916
C000255967
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset Core Bond ETF
Accumulated Value		10,024	10,000	10,084	10,212	10,232	10,289	10,272	10,380	10,380	10,486	10,540	10,593
C000255969
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset Opportunistic Credit ETF
Accumulated Value		10,030	10,000	10,094	10,210	10,220	10,248	10,268	10,390	10,390	10,516	10,586	10,635
C000255968
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset Global Small Cap Equity ETF
Accumulated Value		10,084	10,000	10,348	10,076	9,838	9,846	10,434	10,874	10,982	11,656	11,867	11,803
C000255970
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset Total International Equity ETF
Accumulated Value		10,008	10,000	10,252	10,388	10,488	10,680	11,208	11,663	11,561	11,970	12,344	12,542
C000255971
Account Value [Line Items]
Line Graph and Table Measure Name														Frontier Asset U.S. Large Cap Equity ETF
Accumulated Value		10,033	10,000	10,361	10,225	9,681	9,577	10,041	10,502	10,662	10,874	11,212	11,404
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]													Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Accumulated Value		10,039	10,000	10,392	10,292	9,846	9,933	10,515	10,967	11,112	11,429	11,776	11,990
Morningstar US Core Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]													Morningstar US Core Bond Index (USD) (TR)
Accumulated Value		10,019	10,000	10,075	10,251	10,297	10,339	10,261	10,418	10,392	10,516	10,630	10,697
Morningstar US Core Plus Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]													Morningstar US Core Plus Bond Index (USD) (TR)
Accumulated Value		10,020	10,000	10,079	10,290	10,290	10,330	10,264	10,421	10,399	10,522	10,635	10,700
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]													Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Accumulated Value		10,039	10,000	10,392	10,292	9,846	9,933	10,515	10,967	11,112	11,429	11,776	11,990
Morningstar Global Markets ex US (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]													Morningstar Global Markets ex US (USD) (NR)
Accumulated Value		10,045	10,000	10,391	10,494	10,489	10,875	11,395	11,795	11,783	12,203	12,603	12,831
Morningstar US Large (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]													Morningstar US Large (USD) (TR)
Accumulated Value		10,008	10,000	10,289	10,133	9,500	9,480	10,115	10,676	10,937	11,153	11,637	11,997
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]													HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Accumulated Value		10,020	10,000	10,120	10,149	10,073	10,030	10,147	10,259	10,318	10,433	10,586	10,658
Morningstar Developed Markets Small Cap (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]													Morningstar Developed Markets Small Cap (USD) (NR)
Accumulated Value		$ 10,068	$ 10,000	$ 10,437	$ 10,126	$ 9,688	$ 9,649	$ 10,170	$ 10,623	$ 10,782	$ 11,281	$ 11,441	$ 11,439

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.